CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
Revenue	$ 24,668,840	$ 14,910,543
Cost of revenue	(9,458,559)	(4,715,419)
Gross profit	15,210,281	10,195,124
Operating expenses:
Selling and marketing expenses	(1,832,006)	(1,148,375)
General and administrative expenses	(1,899,110)	(1,108,280)
Total operating expenses	(3,731,116)	(2,256,655)
Income from operations	11,479,165	7,938,469
Interest income	88,588	76,324
Interest expenses	(195)	(114)
Income before income taxes	11,567,558	8,014,679
Income tax expense	(2,892,500)	(2,004,711)
Net profit	8,675,058	6,009,968
Less: net profit attributable to non-controlling interests	0	0
Net income	$ 8,675,058	$ 6,009,968
Net earnings per ordinary share, basic and diluted	$ 0.96	$ 0.67
Weighted average number of ordinary shares, basic and diluted	9,000,000	9,000,000
Other comprehensive (loss) /income:
Foreign currency translation adjustment	$ (735,192)	$ 722,635
Total comprehensive income	$ 7,939,866	$ 6,732,603